Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Wealth management | ¥		¥ 193,082	¥ 140,403
Corporate financing | ¥		6,271	13,710
Asset management | ¥		2,767	103
Information technology and others | ¥		1,111	11,595
Total net revenues | ¥		203,231	165,811
Operating costs and expenses:
Cost of sales | ¥		(31,092)	(28,825)
Selling expenses | ¥		(67,487)	(45,470)
General and administrative expenses | ¥		(48,572)	(28,623)
Total operating costs and expenses | ¥		(147,151)	(102,918)
Income from operations | ¥		56,080	62,893
Other income, net:
Investment income | ¥		172	5,144
Interest income | ¥		5,956	3,640
Interest expenses | ¥		(1,048)
Other, net | ¥		259	201
Income before income taxes | ¥		61,419	71,878
Income tax expense | ¥		(9,396)	(8,261)
Net income | ¥		52,023	63,617
Less: net income (loss) attributable to non-controlling interests | ¥		(1,508)	(979)
Net income attributable to Puyi Inc.'s shareholders | ¥		¥ 53,531	¥ 64,596
Net income per share:
Basic | ¥ / shares		¥ 0.630	¥ 0.807
Diluted | ¥ / shares		¥ 0.630	¥ 0.807
Weighted average number of shares used in computation:
Basic | shares	84,997,628	84,997,628	80,000,000
Diluted | shares	84,997,628	84,997,628	80,000,000
Net income | ¥		¥ 52,023	¥ 63,617
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments | ¥		11
Total Comprehensive income | ¥		52,034	63,617
Less: Comprehensive income attributable to the non-controlling interests | ¥		(1,508)	(979)
Comprehensive income attributable to Puyi Inc.'s shareholders | ¥		¥ 53,542	¥ 64,596
ADS
Net income per share:
Basic | ¥ / shares		¥ 0.945	¥ 1.211
Diluted | ¥ / shares		¥ 0.945	¥ 1.211
US$
Net revenues:
Wealth management | $	$ 28,126
Corporate financing | $	913
Asset management | $	403
Information technology and others | $	162
Total net revenues | $	29,604
Operating costs and expenses:
Cost of sales | $	(4,529)
Selling expenses | $	(9,831)
General and administrative expenses | $	(7,075)
Total operating costs and expenses | $	(21,435)
Income from operations | $	8,169
Other income, net:
Investment income | $	25
Interest income | $	868
Interest expenses | $	(153)
Other, net | $	38
Income before income taxes | $	8,947
Income tax expense | $	(1,369)
Net income | $	7,578
Less: net income (loss) attributable to non-controlling interests | $	(220)
Net income attributable to Puyi Inc.'s shareholders | $	$ 7,798
Net income per share:
Basic | $ / shares	$ 0.092
Diluted | $ / shares	$ 0.092
Weighted average number of shares used in computation:
Basic | shares	84,997,628	84,997,628
Diluted | shares	84,997,628	84,997,628
Net income | $	$ 7,578
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments | $	2
Total Comprehensive income | $	7,580
Less: Comprehensive income attributable to the non-controlling interests | $	(220)
Comprehensive income attributable to Puyi Inc.'s shareholders | $	$ 7,800
US$ | ADS
Net income per share:
Basic | $ / shares	$ 0.138
Diluted | $ / shares	$ 0.138